Contingent liabilities and financial commitments - Operating Subsidiaries' Expenses and Payments under State Settlement Agreements (Details) £ in Millions, $ in Millions			12 Months Ended						119 Months Ended
	Jan. 18, 2017 USD ($)	Jan. 18, 2017 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2012 STATE
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses | $					$ 2,951	$ 3,420	$ 3,572	$ 2,762
Settlement cash payments | $					$ 3,129	$ 3,744	$ 2,848	$ 2,918
N P M adjustment settlement agreement
Disclosure Of Commitments And Contingencies [Line Items]
Number of states additionally joined | STATE									11
N P M adjustment settlement agreement | Imperial Tobacco Group PLC
Disclosure Of Commitments And Contingencies [Line Items]
Future annual losses	$ 30	£ 24.9
Bottom of range | 2023 | Forecast
Disclosure Of Commitments And Contingencies [Line Items]
Projected settlement expenses				£ 2,800.0
Projected settlement cash payments				£ 3,000.0
Bottom of range | 2024 and thereafter | Forecast
Disclosure Of Commitments And Contingencies [Line Items]
Projected settlement expenses			£ 2,800.0
Projected settlement cash payments			£ 2,800.0